Note 14 - Capital Lease Obligations	12 Months Ended
Dec. 31, 2010
Leases Capital [Abstract]
Note 14 - Capital Lease Obligations [Text Block]

14. Capital Lease Obligations

The Company leases certain offshore platforms and vessels, which are accounted for as capital leases. At December 31, 2010, assets under capital leases had a net book value of US$471 (US$750 at December 31, 2009).

The following is a schedule by year of the future minimum lease payments as of December 31, 2010:

2011	107
2012	42
2013	18
2014	18
2015	18
2016	20
2017 and thereafter	47

Estimated future lease payments	270

Less amount representing interest at 6.2% to 12.0% annual	(48)

Present value of minimum lease payments	222

Less current portion of capital lease obligations	(105)

Long-term portion of capital lease obligations	117